Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Registrant Name	dei_EntityRegistrantName	FIDELITY FINANCIAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000708191
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2020
Prospectus Date	rr_ProspectusDate	Jan. 29, 2020